Income taxes - Summary of income tax payable (Details) - RUB (₽) ₽ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Income taxes
Current income tax payable	₽ 223,095	₽ 33,648
Provision for uncertain income tax positions	336,326	336,326
Total income tax payable	₽ 559,421	₽ 369,974